Sep. 22, 2023

Supplement Dated September 22, 2023
To The Prospectus Dated May 1, 2023
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/ClearBridge Large Cap Growth Fund
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/ClearBridge Large Cap Growth Fund, after the last table please add the following:
JNAM will voluntarily waive 0.01% of management fees on the Fund’s assets over $1.5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND
Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/First Sentier Global Infrastructure Fund, after the last table please add the following:
JNAM will voluntarily waive 0.04% of management fees on the Fund’s assets between $500 million and $1 billion and 0.02% on assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/First Sentier Global Infrastructure Fund, please delete “Natural resources related securities risk.”
JNL/FRANKLIN TEMPLETON INCOME FUND
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Franklin Templeton Income Fund, after the last table please add the following:
JNAM will voluntarily waive 0.10% of management fees on the Fund’s assets up to $100 million and 0.05% on assets between $100 million and $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED CONSERVATIVE FUND
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED MODERATE FUND
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED MODERATE GROWTH FUND
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED GROWTH FUND
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS MANAGED AGGRESSIVE GROWTH FUND
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:
JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GQG Emerging Markets Equity Fund
Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/GQG Emerging Markets Equity Fund, after the last table please add the following:
JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $1 billion and 0.025% on assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/Harris Oakmark Global Equity Fund
Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Harris Oakmark Global Equity Fund, after the last table please add the following:
JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $250 million and 0.04% on assets over $250 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/INVESCO SMALL CAP GROWTH FUND
Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Invesco Small Cap Growth Fund, after the last table please add the following:
JNAM will voluntarily waive 0.01% of management fees on the Fund’s assets up to $500 million, 0.03% on assets between $500 million and $1 billion, and 0.02% on assets between $1 billion and $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/Newton Equity Income Fund
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Newton Equity Income Fund, after the last table please add the following:
JNAM will voluntarily waive 0.01% of management fees on all Fund assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/PPM AMERICA FLOATING RATE INCOME FUND
Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/PPM America Floating Rate Income Fund, please delete the last paragraph.
JNL/T. ROWE PRICE BALANCED FUND
Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Balanced Fund, after the last table please add the following:
JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/Western Asset Global Multi-Sector Bond Fund
Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Western Asset Global Multi-Sector Bond Fund, after the last table please add the following:
JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.